Liabilities related to business combinations and to non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Liabilities related to non-controlling interests(a)	CVRs issued in connection with the acquisition of Genzyme(b)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from the acquisition of Translate Bio	Other	Total(c)
Balance at January 1, 2019	22	99	472	410	—	301	1,304
Payments made	—	—	(113)	(69)	—	(55)	(237)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	49	(214)	38	—	81	(46)
Other movements	(22)	(153)	—	—	—	(73)	(248)
Currency translation differences	—	5	11	6	—	5	27
Balance at December 31, 2019	—	—	156	385	—	259	800
Payments made	—	—	(42)	(78)	—	(2)	(122)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	—	9	9	—	(53)	(35)
Other movements	—	—	(8)	—	—	(2)	(10)
Currency translation differences	—	—	(11)	(4)	—	(13)	(28)
Balance at December 31, 2020	—	—	104	312	—	189	605
New transactions(e)	—	—	—	—	323	37	360
Payments made(f)	—	—	(31)	(75)	—	(152)	(258)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	—	(18)	26	19	(31)	(4)
Other movements	—	—	—	—	—	(14)	(14)
Currency translation differences	—	—	4	6	12	3	25
Balance at December 31, 2021	—	—	59	269	354	32	714
(a) Includes put options granted to non-controlling interests that expired in 2019.
(b) Based on the quoted market price per CVR of $0.72 as of October 30, 2019 and $0.48 as of December 31, 2018. The CVR agreement was terminated in March 2020 following signature of a litigation settlement agreement.
(c) Portion due after more than one year: €577 million as of December 31, 2021 (€387 million as of December 31, 2020 and €508 million as of December 31, 2019); portion due within less than one year: €137 million as of December 31, 2021 (€218 million as of December 31, 2020 and €292 million as of December 31, 2019).
(d) Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.
(e) Mainly corresponds to the recognition of the Shire Human Genetic Therapies Inc. (Shire) contingent consideration liability of $382 million resulting from the acquisition of Translate Bio in September 2021.
(f) The "Other" column mainly relates to the contingent consideration liability due to True North Therapeutics as a result of Sanofi's acquisition of Bioverativ which was settled in the first half of 2021.

Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests
The table below sets forth the maximum amount of contingent consideration payable:

December 31, 2021	Total	Payments due by period
(€ million)		Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years
Commitments relating to contingent consideration in connection with business combinations(a)	689	108	181	78	322
(a) Includes €0.4 billion for the Bayer contingent consideration and €0.3 billion for the MSD contingent consideration.